Fair Value Measurements - Schedule of Fair Value Hierarchy of Financial Instruments (Details) - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024
Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total financial assets		$ 0	$ 0
Financial Liabilities Fair Value Disclosure, Total		889	1,401
Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total financial assets		2,467	5,502
Financial Liabilities Fair Value Disclosure, Total		1,133	0
Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total financial assets		4,138	0
Financial Liabilities Fair Value Disclosure, Total		4,394	4,394
Warrant [Member] | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total	[1]	889	1,401
Warrant [Member] | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total	[1]	0	0
Warrant [Member] | Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total	[1]	0	0
Liability for Share-Based Compensation | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total	[2]	0	0
Liability for Share-Based Compensation | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total	[2]	0	0
Liability for Share-Based Compensation | Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total	[2]	4,394	4,394
Derivative Financial Instruments, Assets [Member] | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total financial assets		0	0
Derivative Financial Instruments, Assets [Member] | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total financial assets		2,467	5,502
Derivative Financial Instruments, Assets [Member] | Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total financial assets		0	$ 0
Derivative Financial Instruments Liabilities [Member] | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total		0
Derivative Financial Instruments Liabilities [Member] | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total		1,133
Derivative Financial Instruments Liabilities [Member] | Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total		0
Contingent Consideration Receivable | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total financial assets		0
Contingent Consideration Receivable | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total financial assets		0
Contingent Consideration Receivable | Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total financial assets		$ 4,138

[1]	The Warrants represent the right to purchase one share of the Company’s common shares at a price of $138.00 per share. The Warrants became exercisable on August 21, 2021 and will expire on the fifth anniversary of the Transaction, or upon an earlier redemption. As of June 30, 2025 and December 31, 2024, 53,900,329 warrants were outstanding, all of which were considered public warrants.
[2]	As of June 30, 2025 and December 31, 2024, the liability for share-based compensation relates to the share-based compensation awards modified in connection with the Transaction as the performance awards were settled (Note 11).